Schedule of segment reporting information (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2024 SGD ($)
Total revenue	$ 3,298,472	$ 4,470,089	$ 2,167,021
Total cost of revenue	(2,066,072)	(2,799,940)	(1,363,376)
Gross profit	1,232,400	1,670,149	803,645
Total operating expenses	(3,245,900)	(4,398,845)	(3,430,676)
Share based compensation				$ (407,607)	$ (537,756)
Interest income	100,855	136,679	24,454
Interest expense	(10,998)	(14,904)	(16,721)
Other income (expense),net	33,514	45,418	8,399
Foreign exchange (loss) gain	196,736	266,616	114,013
Other income (expense), net	11,439	15,502
Income (loss) before income tax expenses	(1,681,954)	(2,279,385)	(2,496,886)		(5,516,224)	$ (3,074,041)
NET LOSS	(1,681,954)	(2,279,385)	$ (2,496,886)		(5,516,224)
Total assets	9,405,386				10,301,940		$ 12,746,180
Total liabilities	4,327,192				$ 6,299,365		5,864,209
Net assets	5,078,194						6,881,971
Independent Third Parties [Member]
Total revenue	3,293,218	4,462,969
Related Parties [Member]
Total revenue	$ 5,254	7,120
Brokerage Emerging And Another Related Service [Member]
Total revenue		2,486,536
Total cost of revenue		(1,474,474)
Gross profit		1,012,062
Total operating expenses		(3,483,254)
Share based compensation
Interest income		130,072
Interest expense		(14,904)
Other income (expense),net		45,668
Foreign exchange (loss) gain		266,616
Other income (expense), net		15,150
Income (loss) before income tax expenses		(2,028,590)
NET LOSS		(2,028,590)
Total assets							11,916,421
Total liabilities							5,001,094
Net assets							6,915,327
Brokerage Emerging And Another Related Service [Member] | Independent Third Parties [Member]
Total revenue		2,479,416
Brokerage Emerging And Another Related Service [Member] | Related Parties [Member]
Total revenue		7,120
Estate Management Services And Other Related Services [Member]
Total revenue		1,983,553
Total cost of revenue		(1,325,466)
Gross profit		658,087
Total operating expenses		(915,591)
Share based compensation
Interest income		6,607
Interest expense
Other income (expense),net		(250)
Foreign exchange (loss) gain
Other income (expense), net		352
Income (loss) before income tax expenses		(250,795)
NET LOSS		(250,795)
Total assets							829,759
Total liabilities							863,115
Net assets							$ (33,356)
Estate Management Services And Other Related Services [Member] | Independent Third Parties [Member]
Total revenue		1,983,553
Estate Management Services And Other Related Services [Member] | Related Parties [Member]
Total revenue